ADDITIONAL INFORMATION OF EXPENSES BY NATURE - Summary of Additional Information of Expenses by Nature (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense by Nature [line items]
Depreciation expense	$ 679,684.0	$ 653,610.5	$ 522,932.7
Amortization expense	8,412.4	9,186.1	9,258.2
Defined contribution plans	6,707.5	5,932.2	5,365.5
Defined benefit plans	256.8	275.7	281.4
Post-employment benefits	6,964.3	6,207.9	5,646.9
Equity-settled	1,246.1	1,242.7	483.0
Cash-settled	304.1	403.5	61.4
Share-based payments	1,550.2	1,646.2	544.4
Other employee benefits	387,600.3	293,968.0	233,517.3
Employee benefits expense	396,114.8	301,822.1	239,708.6
Recognized in cost of revenue
Expense by Nature [line items]
Depreciation expense	638,013.5	616,390.4	492,827.4
Amortization expense	5,362.0	6,342.3	6,538.1
Employee benefits expense	235,604.0	163,657.1	133,334.7
Recognized in operating expenses
Expense by Nature [line items]
Depreciation expense	41,614.0	37,190.4	30,097.8
Amortization expense	3,050.4	2,843.8	2,720.1
Employee benefits expense	160,510.8	138,165.0	106,373.9
Recognized in other operating income and expenses
Expense by Nature [line items]
Depreciation expense	$ 56.5	$ 29.7	$ 7.5